Long-term commitments (Details Narrative) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 27, 2024
IfrsStatementLineItems [Line Items]
Unexecuted minimum investment commitment	$ 323,000
Penalty exposition amount	$ 97,029
Environmental Guarantee, description	On December 30, 2023, Minas Gerais State published Decree 48,747 of 2023, which regulated the requirement for an environmental guarantee as provided for in Law 23,291 of February 25, 2019 (the State Policy for Dam Safety). This guarantee aims to ensure environmental recovery in the event of an accident or deactivation of dams and applies to all dams with the characteristics established by the law.
USD [Member]
IfrsStatementLineItems [Line Items]
Environmental guarantee for dams	$ 19,122	$ 9,561
BRL [Member]
IfrsStatementLineItems [Line Items]
Environmental guarantee for dams	$ 118,411	$ 56,206